Employee Benefit Plans - Weighted Assumptions Used in Benefit Obligation (Details)	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Discount rate	4.95%	4.25%
Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Discount rate	4.90%	4.70%
Non Qualified Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans
Discount rate	4.95%	4.25%